Non-Controlling Interests (Tables)	12 Months Ended
Mar. 31, 2026
Non-Controlling Interests [Abstract]
Schedule of Company's Material Non-controlling Interests

Tables below summarize the financial information and continuity of the Company’s material non-controlling interests:

Non-controlling interest continuity	Henan Found	Henan Huawei	Yunxiang	Salazar Holdings	Other	Total
Non-controlling interest percentage	22.50%	20%	30%	25%	1%-53.9%
As at April 1, 2024	$84,977	$3,178	$2,393	$—	$(794)	$89,754
Acquisition	—	—	—	23,204	(396)	22,808
Share of net income (loss)	18,967	1,851	(149)	(95)	5	20,579
Share of other comprehensive loss	122	45	(19)	—	(4)	144
Adjustment to NCI	—	—	—	8,424	—	8,424
Distribution	(10,128)	(921)	—	—	—	(11,049)
As at March 31, 2025	$93,938	$4,153	$2,225	$31,533	$(1,189)	$130,660
Share of net income (loss)	38,099	5,420	(134)	(243)	(276)	42,866
Share of other comprehensive income	4,958	352	110	—	41	5,461
Adjustment to NCI	—	—	—	10,520	—	10,520
Disposal of subsidiary	—	—	—	—	44	44
Distribution	(22,885)	(2,003)	—	—	—	(24,888)
As at March 31, 2026	$114,110	$7,922	$2,201	$41,810	$(1,380)	$164,663